Right-Of-Use Assets and Lease Liabilities (Schedule of Amounts Recognized in Statements of Profit & Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ 149	$ 108